Trade Receivables (Schedule of trade receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Vericel (Note 18b)	$ 472	$ 236
BARDA (Note 18a)	877	1,245
MTEC (Note 18c)	2,339	617
Other trade receivables	1,229	1,608
Less provision for impairment	(117)	(6)
Trade Receivables	$ 4,800	$ 3,700